RISKS AND UNCERTAINTIES	12 Months Ended
Jun. 30, 2025
EBP Japan
EBP, Risk and Uncertainty [Line Items]
RISKS AND UNCERTAINTIES	RISKS AND UNCERTAINTIES
The Plan invests in The Procter and Gamble Company common stock which represents a concentration in investments. Investment securities are exposed to market volatility. Due to the level of risk associated with the Stock, it is reasonably possible that changes in the value of the Stock will occur in the near term and those changes could materially affect the amounts reported in the financial statements.